Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Mar. 14, 2014	Dec. 31, 2013
Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	6,175	6,175
Preferred stock, shares issued (in shares)	6,175	6,175
Preferred stock, shares outstanding (in shares)	0	1,165
Undesignated Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	4,993,825	4,993,825
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Accounts Receivable, Allowance for Doubtful Accounts	$ 5,832	$ 15,018		$ 43,282
Preferred stock, par value (in dollars per share)		$ 0.001		$ 0.001
Preferred stock, shares authorized (in shares)		4,993,825	5,000,000	4,993,825
Preferred stock, shares issued (in shares)		0		0
Preferred stock, shares outstanding (in shares)		0		0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	350,000,000	150,000,000		150,000,000
Common stock, shares issued (in shares)	63,056,519	60,726,519		37,984,182
Common stock, shares outstanding (in shares)	63,056,519	60,726,519		37,984,182